Stockholders' Equity - Summary of Stock-Based Compensation Expense Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	$ 2,709	$ 2,473
Cost of revenues [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	516	693
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	27	233
Sales, general and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	$ 2,166	$ 1,547